Income tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (4,561)	$ (4,058)	$ 1,488
Deferred Tax Assets, Net of Valuation Allowance		1,979	$ 1,985
Unrecognized Tax Benefits				$ 2,626
Utilization of Tax Loss Carryforwards	2,500	$ 126
Long-term Income Tax Payable	2,228
Tax Credit Carryforward Expiring In 2017 [Member]
Tax Credit Carryforward, Amount	$ 464
Tax Credit Carryforward, Year of Expiration	2017
Tax Credit Carryforward Expiring in 2018 [Member]
Tax Credit Carryforward, Amount	$ 1,040
Tax Credit Carryforward, Year of Expiration	2018
Tax Credit Carryforward Expiring in 2020 And 2021 [Member]
Tax Credit Carryforward, Amount	$ 40
Tax Credit Carryforward Year Of Expiration In Years	2020 and 2021